11. Convertible Notes Payable and Derivative Liability (Details - Assumptions)	3 Months Ended	7 Months Ended
	Apr. 14, 2017	Aug. 03, 2017
Measurement Input Risk Free Interest Rate [Member] | Conv Note [Member]
Fair value assumptions	1.03%	1.0 years
Measurement Input Expected Term [Member] | Conv Note [Member]
Fair value assumptions	1.0 years	1.22%
Measurement Input Price Volatility [Member]
Fair value assumptions	154%
Measurement Input Price Volatility [Member] | Conv Note [Member]
Fair value assumptions		137%
Measurement Input Expected Dividend Rate [Member] | Conv Note [Member]
Fair value assumptions	0%	0%